Schedule of inventories (Details) - Alps Life Science Inc [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trading at cost		$ 485,495		$ 238,254
Beauty and healthcare product	$ 271,441	15,104	$ 206,614	82,545
Stem cells	34,297	55,616		43,338
Inventories	550,277	556,215	553,248	364,137
Chemical Reagents and Products [Member]
IfrsStatementLineItems [Line Items]
Trading at cost	$ 244,539	288,937	$ 346,634	188,400
Medical Substances And Chemical Stocks [Member]
IfrsStatementLineItems [Line Items]
Trading at cost		$ 196,558		$ 49,854